Operating Segment Information and Concentrations of Risk - Summary of Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Net sales	$ 3,936.3	$ 3,777.1	$ 3,614.7
Operating income	767.4	741.4	682.6
Depreciation and amortization	185.0	172.6	161.8
Research and development expenses	47.0	39.6	38.0
Total Identifiable Assets	4,912.6	4,479.1
Operating Segments
Segment Reporting Information [Line Items]
Operating income	1,095.2	903.5	930.5
Total Identifiable Assets	3,175.0	2,979.7
General Corporate
Segment Reporting Information [Line Items]
Operating income	(327.8)	(162.1)	(247.9)
Depreciation and amortization	2.4	1.8	2.8
Total Identifiable Assets	1,737.6	1,499.4
North America Fiber Cement
Segment Reporting Information [Line Items]
Net sales	2,891.4	2,787.6	2,551.3
North America Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Operating income	921.1	767.5	741.2
Depreciation and amortization	133.8	126.1	114.4
Research and development expenses	8.4	5.5	5.3
Total Identifiable Assets	1,871.8	1,672.9
Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Net sales	562.8	539.2	574.9
Asia Pacific Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Operating income	166.1	142.8	160.8
Depreciation and amortization	17.0	14.7	13.6
Research and development expenses	1.3	1.3	1.5
Total Identifiable Assets	434.9	509.7
Europe Building Products
Segment Reporting Information [Line Items]
Net sales	482.1	450.3	488.5
Europe Building Products | Operating Segments
Segment Reporting Information [Line Items]
Operating income	45.0	26.5	62.9
Depreciation and amortization	29.7	28.0	29.8
Research and development expenses	3.3	1.7	0.9
Total Identifiable Assets	846.6	781.5
Research and Development | Operating Segments
Segment Reporting Information [Line Items]
Operating income	(37.0)	(33.3)	(34.4)
Depreciation and amortization	2.1	2.0	1.2
Research and development expenses	34.0	31.1	$ 30.3
Total Identifiable Assets	$ 21.7	$ 15.6